--------------------------

OMB APPROVAL

--------------------------

OMB Number: 3235-0582

Expires: March 31, 2021

Estimated average burden

hours per response…7.2

---------------------------

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08037

ADVISORONE FUNDS

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

ADVISORONE FUNDS

17605 Wright Street

Omaha, NE 68130

(402) 493-3313

Mike Forker, Secretary

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 811-0225

Date of fiscal year end: April 30th

Date of reporting period: July 1, 2018 - June 30, 2019

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2019 with respect to which the Registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the Registrant cast its vote on the matter;

(h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the Registrant cast its vote for or against management.

Registrant: AdvisorOne Funds									Item 1, Exhibit A
Investment Company Act file number: 811-08037
Reporting Period:	July 1, 2018 - June 30, 2019

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management	(j) Fund Name
Cambria Investment Management LP	SYLD	132061839	8/7/2018	Approval of a new investment advisory agreement between the Funds and Cambria Investments Managment, L.P.	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Aggressive Eqty
Cambria Investment Management LP	SYLD	132061839	8/7/2018	Election of Trustees	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Aggressive Eqty
Cambria Investment Management LP	SYLD	132061839	8/7/2018	Elect Mebane Faber	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Aggressive Eqty
Cambria Investment Management LP	SYLD	132061839	8/7/2018	Approval of a new investment advisory agreement between the Funds and Cambria Investments Managment, L.P.	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
Cambria Investment Management LP	SYLD	132061839	8/7/2018	Election of Trustees	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
Cambria Investment Management LP	SYLD	132061839	8/7/2018	Elect Mebane Faber	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
Global X Funds	CHII	37954Y632	8/10/2018	Approval of a New Investment Advisory Agreement	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
Global X Funds	CHII	37954Y632	8/10/2018	Election of Trustees	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
Global X Funds	CHII	37954Y632	8/10/2018	Elect Charles A. Baker	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
Global X Funds	CHII	37954Y632	8/10/2018	Elect Luis Berruga	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
Global X Funds	CHII	37954Y632	8/10/2018	Elect Sanjay Ram Bharwani	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
Global X Funds	CHII	37954Y632	8/10/2018	Elect Clifford J. Weber	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
ALPS Funds	JEF	00162T829	8/21/2018	Approve New Investment Advisory Agreements between the Trust, on behalf of each Fund, and ALPS Advisors	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
ALPS Funds	JEF	00162T829	8/21/2018	Approval of a Manager of Managers Structure for the Funds	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
ALPS Funds	JEF	00162T829	8/21/2018	Approve New Investment Advisory Agreements between the Trust, on behalf of each Fund, and ALPS Advisors	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
ALPS Funds	JEF	00162T829	8/21/2018	Approval of a Manager of Managers Structure for the Funds	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
BlackRock Corporation High Yield Fund III Inc	HYT	09255P107	8/27/2018	Election of Directors	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
BlackRock Corporation High Yield Fund III Inc	HYT	09255P107	8/27/2018	Elect Robert Fairbairn	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
BlackRock Corporation High Yield Fund III Inc	HYT	09255P107	8/27/2018	Elect R. Glenn Hubbard	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
BlackRock Corporation High Yield Fund III Inc	HYT	09255P107	8/27/2018	Elect W. Carl Kester	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
BlackRock Corporation High Yield Fund III Inc	HYT	09255P107	8/27/2018	Elect John M. Perlowski	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
BlackRock Corporation High Yield Fund III Inc	HYT	09255P108	8/27/2018	Elect Karen P. Robards	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
Royce Funds	RVT	780910105	9/24/2018	Election of Directors	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
Royce Funds	RVT	780910105	9/24/2018	Elect Charles M. Royce	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
Royce Funds	RVT	780910105	9/24/2018	Elect G. Peter O'Brien	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
Royce Funds	RVT	780910105	9/24/2018	Elect David L. Meister	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
USAA ETF Trust	ULVM	90291F303	4/18/2019	Approval of a New Investment Advisory Agreement	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
Oppenheimer Revenue Weighted ETF Trust	RWL	68386C716	5/9/2019	Reorganization of the Oppenheimer Funds into the Invesco Funds	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
Morgan Stanley China A Share Fund Inc	CAF	617468103	6/25/2019	Election of Directors	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
Morgan Stanley China A Share Fund Inc	CAF	617468103	6/25/2019	Elect Frank L. Bowman	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
Morgan Stanley China A Share Fund Inc	CAF	617468103	6/25/2019	Elect Jakki L. Haussler	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
Morgan Stanley China A Share Fund Inc	CAF	617468103	6/25/2019	Elect Manuel H. Johnson	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
Morgan Stanley China A Share Fund Inc	CAF	617468103	6/25/2019	Elect Patricia Maleski	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income

Registrant: AdvisorOne Funds : CLS Strategic Global Equity Fund				Item 1, Exhibit A
Investment Company Act file number: 811-08037
Reporting Period: July 1, 2018 - June 30, 2019

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management	(j) Fund Name
1
The Fund commenced operations on May 15, 2019 and did not vote any proxies during the reporting period.
2

Registrant: AdvisorOne Funds : CLS Shelter Fund					Item 1, Exhibit A
Investment Company Act file number: 811-08037
Reporting Period: July 1, 2018 - June 30, 2019

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management	(j) Fund Name
1

2	The CLS Shelter Fund did not vote any poxies during the reporting period.

Registrant: AdvisorOne Funds : Milestone Treasury Obligation Fund					Item 1, Exhibit A
Investment Company Act file number: 811-08037
Reporting Period: July 1, 2018 - June 30, 2019

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management	(j) Fund Name
1

2	The Milestone Treasury Obligations Fund is a money market and therefore there are no proxy votes to report during the period.

SIGNATURES

See General Instruction F

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ADVISORONE FUNDS

By (Signature and Title) * /s/ Ryan Beach

Ryan Beach, President

Date: August 1, 2019

* Print the name and title of each signing officer under his or her signature.